OPERATIONS AND CORPORATE REORGANIZATION - Schedule of sale of available for sale assets (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Commit acquisition [member]
Disclosure of operations and corporate reorganization [line items]
Available-for-sale assets acquired	R$ 728,542
PBGas [Member] | State of Paraíba [Member]
Disclosure of operations and corporate reorganization [line items]
Date of acquisition	Jul. 21, 2022
Acquirer	State of Paraíba
Name of acquiree	PBGas
Participation	41.50%
Available-for-sale assets acquired	R$ 47,251
Algás [Member] | State of Alagoas [Member]
Disclosure of operations and corporate reorganization [line items]
Date of acquisition	Jul. 22, 2022
Acquirer	State of Alagoas
Name of acquiree	Algás	[1]
Participation	12.06%
Available-for-sale assets acquired	R$ 27,067
BahiaGas [Member] | State of Bahia [Member]
Disclosure of operations and corporate reorganization [line items]
Date of acquisition	Jul. 25, 2022
Acquirer	State of Bahia
Name of acquiree	BahiaGas
Participation	41.50%
Available-for-sale assets acquired	R$ 574,778
Cegás [Member] | State of Ceara [Member]
Disclosure of operations and corporate reorganization [line items]
Date of acquisition	Jul. 26, 2022
Acquirer	State of Ceara
Name of acquiree	Cegás	[2]
Participation	12.06%
Available-for-sale assets acquired	R$ 76,399
Cebgás [Member] | Termogás S.A. [Member]
Disclosure of operations and corporate reorganization [line items]
Date of acquisition	Jul. 21, 2022
Acquirer	Termogás S.A.
Name of acquiree	Cebgás
Participation	24.00%
Available-for-sale assets acquired	R$ 561
Cebgás [Member] | Brasilia Energy Company [Member]
Disclosure of operations and corporate reorganization [line items]
Date of acquisition	Jul. 29, 2022
Acquirer	Brasilia Energy Company
Name of acquiree	Cebgás
Participation	8.00%
Available-for-sale assets acquired	R$ 187
Gasap [Member] | Termogás S.A. [Member]
Disclosure of operations and corporate reorganization [line items]
Date of acquisition	Nov. 08, 2022
Acquirer	Termogás S.A.
Name of acquiree	Gasap
Participation	37.25%
Available-for-sale assets acquired	R$ 297
Gaspisa [Member] | Termogás S.A. [Member]
Disclosure of operations and corporate reorganization [line items]
Date of acquisition	Nov. 08, 2022
Acquirer	Termogás S.A.
Name of acquiree	Gaspisa
Participation	22.11%
Available-for-sale assets acquired	R$ 398
Gaspisa [Member] | State of Piauí [Member]
Disclosure of operations and corporate reorganization [line items]
Date of acquisition	Dec. 21, 2022
Acquirer	State of Piauí
Name of acquiree	Gaspisa
Participation	15.14%
Available-for-sale assets acquired	R$ 437
Rongás [Member] | Termogás S.A. [Member]
Disclosure of operations and corporate reorganization [line items]
Date of acquisition	Nov. 08, 2022
Acquirer	Termogás S.A.
Name of acquiree	Rongás
Participation	41.50%
Available-for-sale assets acquired	R$ 504
GoiásGas [Member] | Termogás S.A. [Member]
Disclosure of operations and corporate reorganization [line items]
Date of acquisition	Nov. 08, 2022
Acquirer	Termogás S.A.
Name of acquiree	GoiásGas
Participation	30.46%
Available-for-sale assets acquired	R$ 663

[1]	After the State of Alagoas exercised its right of preference, Commit retained a 29.44% stake in Algás.
[2]	After the State of Ceará exercised its right of preference, Commit retained a 29.44% stake in Cegás.